Line of Credit and Notes Payable (Tables)	9 Months Ended
Sep. 30, 2024
Line of Credit and Notes Payable.
Summary of notes payable

Notes payable, net of discount	September 30, 2024	December 31, 2023
Note payable issued November 29, 2021	$336,983	$—
Note payable issued December 1, 2021	1,500,600	—
Note payable issued January 12, 2023	—	220,000
Note payable issued August 18, 2023	64,000	—
Note payable issued November 13, 2023	22,000	—
Note payable issued January 14, 2024	16,200	—
Total notes payable	1,939,783	220,000
Less: Current portion	(439,183)	(220,000)
Less: Fair value adjustment for debt	(906,659)	—
Total notes payable, net of current portion	$593,941	$—

Schedule of required principal payments of notes payable and line of credit

Year Ending December 31, 2024	$439,183
Year Ending December 31, 2025	4,567
Year Ending December 31, 2026	26,534
Year Ending December 31, 2027	37,720
Year Ending December 31, 2028	39,008
Thereafter	1,392,771
Total	$1,939,783